Non-Cash Share-Based Compensation	3 Months Ended
Mar. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7.Non-Cash Share-Based Compensation

Employee Shares

On July 31, 2020, the Company adopted an equity incentive plan (“the 2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights, or SARs, restricted shares, dividend equivalents, restricted share units, or RSUs, and other share-based awards. The maximum number of share awards to be issued under the 2020 Plan is 5,898,625 shares, which consist of 3,474,469 new ordinary shares, and 2,424,156 ordinary shares that are subject to awards under prior plans that may become available for issuance under the 2020 Plan. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. The 2020 Plan will be the sole means for the Company to grant new equity awards. Any awards granted from the 2020 Plan, or any prior equity incentive plan, that are forfeited, canceled or held back will be added back to shares issuable under the 2020 Plan.

On July 31, 2020, the Company adopted an employee share purchase plan (the “2020 ESPP”). The purpose of the 2020 ESPP, is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ordinary shares on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the 2020 ESPP. The 2020 ESPP provides for an annual increase in the number of ordinary shares to be reserved for future issuance under the 2020 ESPP. During the three months ended March 31, 2021, no shares were purchased under the ESPP.

The Company has typically granted incentive shares that vest over a four or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

Unvested Employee Shares (as defined below) are forfeited upon termination of employment. The forfeited shares are converted into deferred shares, with a repurchase right for a nominal amount in favor of the Company. As of March 31, 2021 and December 31, 2020, the Company had not repurchased any shares.

Ordinary Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Prior to the Company’s initial public offering, the Company granted share-based compensation in the form of ordinary shares, collectively referred to as Employee Shares, to employees and non-employees with both performance and service-based vesting conditions and records expense for these awards using the straight-line method. A summary of the changes in the Company’s ordinary shares from December 31, 2020 through March 31, 2021 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(26,814)	8.03
Forfeited	(11,043)	7.08
Unvested balance as of March 31, 2021	169,453	$10.57

As of March 31, 2021 there was $1.8 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted average period of 2.6 years.

Share options valuation

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months ended March 31, 2021 were as follows:

For the Three Months Ended March 31,
2021
Expected option life (years)	6.3
Expected volatility	75.9%
Risk-free interest rate	1.1%
Expected dividend yield	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	408,216	13.58
Exercised	—	—
Canceled or Forfeited	(116,742)	16.02
Outstanding as of March 31, 2021	3,978,560	14.63	9.38	$-
Exercisable as of March 31, 2021	424,170	13.86	—	$-
Vested and expected to vest as of March 31, 2021	3,978,560	$14.63	9.38	$-

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted average grant-date fair value of the share options granted during the three months ended March 31, 2021 was $9.12 per share. The weighted average grant-date fair value of the share options granted during the year ended December 31, 2020 was $9.87 per share.

As of March 31, 2021, there was $34.1 million of unrecognized compensation cost related to unvested Employee Options outstanding, which is expected to be recognized over a weighted average period of 3.5 years.

Restricted stock units

The Company has granted RSUs that generally vest over a period of four years from the date of grant. The following table summarizes the activity related to RSUs from December 31, 2020 through March 31, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	2,500	$17.56
Granted	25,000	18.10
Vested and settled	—	—
Forfeited	—	—
Outstanding as of March 31, 2021	27,500	$18.07

Share-based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Three Months Ended March 31,
	2021	2020
Research and development	$1,201	$185
General and administrative	1,345	145
	$2,546	$330